BASIC AND DILUTED EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The Company's earnings / (loss) per share on the weighted average number of shares outstanding was as follows:

	Fiscal Year 2022		Fiscal Year 2021	Fiscal Year 2020
	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $, except number of shares and per share data)	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021	January 1, 2020 to December 31, 2020
Net income / (loss) attributable to Owners of Cool Company Ltd. / Predecessor's Parent	85,742	15,038	15,866	(1,410)
Weighted average number of shares outstanding	40,451,470	1,010,000	1,010,000	1,010,000
Basic and diluted earnings/(loss) per share (1)	$2.12	$14.89	$15.71	$(1.40)